Fees and Expenses - Sphere 500 Climate Fund	Sep. 15, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Expense Example below.

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Class R6	Institutional Class
Management Fee(1)	0.07%	0.07%
Distribution (12b-1) and/or Service Fees	0.00%	0.10%
Other Expenses(2)	0.40%(3)	0.40%(4)
Total Annual Fund Operating Expenses	0.47%	0.57%
Fee Waivers and/or Expense Reimbursement	(0.40)%	(0.27)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(5)	0.07%	0.30%

(1)	Restated to reflect current fees. Effective as of the date of this Prospectus, the Fund’s management fee structure changed from a “unitary fee” structure in which the Fund’s investment adviser, Reflection Asset Management, LLC (the “Adviser”), had agreed to pay all expenses of the Fund, except for: the 0.07% unified management fee payable to the Adviser pursuant to the prior Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses, and shareholder service fees and expenses pursuant to the shareholder servicing plan adopted by the Fund.
(2)	Annualized.
(3)	“Other Expenses” have been restated and are based on estimated amounts for the current fiscal year with the change in advisory fee structure approved by the Fund’s shareholders; actual expenses may vary.
(4)	“Other Expenses” are based on Class R6 because the Institutional Class shares are newly offered.
(5)	The Fund’s investment adviser has contractually agreed to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.07% for Class R6 shares and 0.30% for Institutional Class shares, respectively, as a percentage of average net assets until December 31, 2030 and may not be terminated during its term without the consent of the Board of Trustees. The Fund’s investment adviser is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior 36 months following the waiver or reimbursement with respect to any Class provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower.

Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (taking into account the contractual fee waiver through December 31, 2030). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement through December 31, 2030. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (taking into account the contractual fee waiver through December 31, 2030). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement through December 31, 2030. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
Class	One Year	Three Years	Five Years	Ten Years
Class R6	$7	$23	$40	$374
Institutional Class	$31	$155	$291	$688

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	33.00%